Other reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Equity component of convertible bonds	$ 21,391	$ 16,034
Share based payments	21,520	14,548
Other reserves	$ 42,911	$ 30,582